Property and Equipment, Net - Narrative (Details) - USD ($) $ in Millions	2 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Aug. 26, 2017	Aug. 29, 2015	Jul. 06, 2017	Aug. 27, 2016	Dec. 27, 2014
Property, Plant and Equipment [Abstract]
Depreciation and amortization	$ 0.1	$ 0.6	$ 1.0	$ 1.1	$ 1.2